Convertible Senior Notes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
- Current	$ 23,779		$ 0
- Non-current	0		23,733
Convertible Senior Notes
Debt Instrument [Line Items]
Equity component	17,774	[1]	17,774	[1]
Principal	23,793		23,793
Less: debt discount, net	(14)	[2]	(60)	[2]
Net carrying amount	$ 23,779		$ 23,733

[1]	Included in the consolidated balance sheets within additional paid-in capital.
[2]	Included in the consolidated balance sheets within convertible senior notes and is amortized over the remaining life of the 4.75% convertible senior notes.